Pay vs Performance Disclosure		12 Months Ended
		Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Summary Compensation	Compensation Actually	Average Summary Compensation	Average Compensation Actually	Value of Initial Fixed $100 Investment Based On (3):
Year	Table Total for PEO (1)	Paid to PEO (2)	Table Total for Non-PEO NEOs (1)	Paid to Non-PEO NEOs (2)	TSR	Peer Group TSR	Net Loss (millions) (4)	Company Selected Measure (5)
2024	$3,476,037	$3,129,297	$1,760,002	$1,493,234	$73.38	$77.75	$12.7	-
2023	$3,639,651	$(2,620,710)	$1,965,876	$134,096	$66.25	$53.07	$9.9	-
2022	$2,159,033	$4,767,747	$1,848,558	$3,213,742	$117.40	$65.81	$13.8	-

Named Executive Officers, Footnote [Text Block]
(1)	For each fiscal year presented, Dr. Kumar was our Principal Executive Officer (“PEO”) and Mr. Catelani was our only Non-PEO NEO.

PEO Total Compensation Amount	[1]	$ 3,476,037	$ 3,639,651	$ 2,159,033
PEO Actually Paid Compensation Amount	[2]	3,129,297	(2,620,710)	4,767,747
Non-PEO NEO Average Total Compensation Amount	[1]	1,760,002	1,965,876	1,848,558
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,493,234	134,096	3,213,742
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The CAP amounts presented reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC:

	2024		2023		2022
Adjustments to Summary Compensation Table amounts to CAP amounts	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table	$3,476,037	$1,760,002	$3,639,651	$1,965,876	$2,159,033	$1,848,558
Grant Date FV of option awards granted in fiscal year	(2,093,000)	(1,046,500)	(2,354,100)	(1,177,050)	(1,088,000)	(1,297,600)
FV at year-end of outstanding and unvested option awards granted in fiscal year	1,104,143	552,072	1,013,134	506,567	1,843,723	2,229,667
Vesting date FV of awards granted in fiscal year and vested in fiscal year	385,700	192,850	510,047	255,024	358,778	424,947
Change in FV of awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	244,489	25,943	(4,284,013)	(926,354)	2,335,311	133,389
Change in FV of awards granted in prior years and vested in fiscal year	11,928	8,867	(1,145,429)	(489,967)	(841,098)	(125,219)
Total Compensation Actually Paid	$3,129,297	$1,493,234	$(2,620,710)	$134,096	$4,767,747	$3,213,742

Equity Valuation Assumption Difference, Footnote [Text Block]

(3)	Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of the fiscal year ended October 31, 2021 through the last trading day of the applicable fiscal year. Peer Group TSR represents cumulative total shareholder return on a fixed investment of $100 in the S&P Biotechnology Select Industry Index for the period beginning on the last trading day of the fiscal year ended October 31, 2021 through the last trading day of the applicable fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Chart 1: Compensation Actually Paid versus TSR
Compensation Actually Paid vs. Net Income [Text Block]		Chart 2: Compensation Actually Paid versus Net Loss
Total Shareholder Return Amount	[3]	$ 73.38	66.25	117.40
Peer Group Total Shareholder Return Amount	[3]	77.75	53.07	65.81
Net Income (Loss) Attributable to Parent	[4]	$ 12,700,000	$ 9,900,000	$ 13,800,000
Company Selected Measure Amount	[5]
PEO Name		Dr. Kumar	Dr. Kumar	Dr. Kumar
Additional 402(v) Disclosure [Text Block]
(4)	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year. While we are a pre-revenue biotechnology company and no portion of NEO compensation is dependent upon our net loss, SEC rules require that net income/loss be presented as a performance measure in this table.

Grant Date FV of Option Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,093,000)	$ (2,354,100)	$ (1,088,000)
Grant Date FV of Option Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,046,500)	(1,177,050)	(1,297,600)
FV at Year-end of Outstanding and Unvested Option Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,104,143	1,013,134	1,843,723
FV at Year-end of Outstanding and Unvested Option Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		552,072	506,567	2,229,667
Vesting date FV of Awards Granted in Fiscal Year and Vested in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		385,700	510,047	358,778
Vesting date FV of Awards Granted in Fiscal Year and Vested in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		192,850	255,024	424,947
Change in FV of Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		244,489	(4,284,013)	2,335,311
Change in FV of Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,943	(926,354)	133,389
Change in FV of Awards Granted in Prior Years and Vested in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,928	(1,145,429)	(841,098)
Change in FV of Awards Granted in Prior Years and Vested in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 8,867	$ (489,967)	$ (125,219)

[1]	For each fiscal year presented, Dr. Kumar was our Principal Executive Officer (“PEO”) and Mr. Catelani was our only Non-PEO NEO.
[2]	The CAP amounts presented reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC:
[3]	Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of the fiscal year ended October 31, 2021 through the last trading day of the applicable fiscal year. Peer Group TSR represents cumulative total shareholder return on a fixed investment of $100 in the S&P Biotechnology Select Industry Index for the period beginning on the last trading day of the fiscal year ended October 31, 2021 through the last trading day of the applicable fiscal year.
[4]	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year. While we are a pre-revenue biotechnology company and no portion of NEO compensation is dependent upon our net loss, SEC rules require that net income/loss be presented as a performance measure in this table.
[5]	As a pre-revenue biotechnology company, we have implemented a business model that conserves funds by collaborating with third parties to develop our technologies. As a result, at this stage in our corporate life-cycle, there is no single financial performance measure that our Compensation Committee uses when considering annual compensation for our NEOs. Instead, the Compensation Committee focuses on a variety of factors including the progress of development of our various technologies, our level of operating expenses and our cash position. After discussion with our Compensation Committee, and given the relative weight that the Compensation Committee affords each of these factors and our unique business model, we have elected not to include a “Company-Selected Measure” at this time. We will continue to assess this decision in consultation with our Compensation Committee on a forward looking basis and will include a “Company-Selected Measure” when our Compensation Committee deems it appropriate.